Geographical Information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of long-lived assets by geographic areas
	December 31,
	2021	2020
Canada	$5,802	$—
United States	2,786	1,718
Israel	1,297	—
China	843	272
Rest of world	362	179
Total	$11,090	$2,169